Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2018
Stockholder's Deficit
Common stock, shares authorized	375,000,000	375,000,000	375,000,000
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	37,949,502	36,657,835	34,707,835
Common stock, shares outstanding	37,949,502	36,657,835	34,707,835